Revenue - Summary of Net Revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Net sales	$ 24,285	$ 26,149	$ 27,831
Total Revenues	26,032	28,079	29,706
Industrial Activities
Disaggregation of Revenue [Line Items]
Net sales	24,285	26,149	27,831
Industrial Activities | Operating segments
Disaggregation of Revenue [Line Items]
Net sales	24,285	26,149	27,831
Industrial Activities | Operating segments | Agriculture
Disaggregation of Revenue [Line Items]
Net sales	10,923	10,959	11,682
Industrial Activities | Operating segments | Construction
Disaggregation of Revenue [Line Items]
Net sales	2,170	2,768	3,021
Industrial Activities | Operating segments | Commercial & Specialty Vehicles
Disaggregation of Revenue [Line Items]
Net sales	9,421	10,439	10,939
Industrial Activities | Operating segments | Powertrain
Disaggregation of Revenue [Line Items]
Net sales	3,629	4,117	4,565
Industrial Activities | Eliminations and other
Disaggregation of Revenue [Line Items]
Net sales	(1,858)	(2,134)	(2,376)
Financial Services | Operating segments
Disaggregation of Revenue [Line Items]
Total Revenues	1,823	2,011	1,989
Financial Services | Eliminations and other
Disaggregation of Revenue [Line Items]
Total Revenues	$ (76)	$ (81)	$ (114)